Income Taxes - Schedule of Movement of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Beginning balance	$ 13,871	$ 2,821	$ 46,712
Additions (decreases) during the year	16,171	11,050	(43,891)
Ending balance	$ 30,042	$ 13,871	$ 2,821